Leases - Summary of Movement in Right of use Assets and Lease Liabilities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Leases [Line Items]
Beginning balance, right-of-use assets	£ 1,395.1	£ 1,504.5
Additions	387.6	281.8
Transfers to net investment in subleases	(7.0)	(26.9)
Disposals	(43.0)	(54.9)
Depreciation of right-of-use assets	(262.2)	(272.9)	£ (331.9)
Impairment charges included within restructuring costs	(33.5)	(19.3)
Other reversals		6.8
Exchange adjustments	91.5	(24.0)
Ending balance, right-of-use assets	1,528.5	1,395.1	1,504.5
Right of use assets that meet the definition of an investment property	18.5	38.5
Lease liabilities, beginning balance	2,041.8	2,156.3
Additions	377.3	293.1
Interest expense related to lease liabilities	95.7	90.9
Disposals	(48.0)	(66.1)
Repayment of lease liabilities (including interest)	(402.0)	(409.1)
Exchange adjustments	145.8	(23.3)
Lease liabilities, ending balance	2,210.6	2,041.8	2,156.3
Land and buildings
Disclosure Of Leases [Line Items]
Beginning balance, right-of-use assets	1,357.0	1,461.8
Additions	363.8	264.6
Transfers to net investment in subleases	(7.0)	(26.9)
Disposals	(42.2)	(53.6)
Depreciation of right-of-use assets	(245.3)	(254.7)
Impairment charges included within restructuring costs	(33.3)	(18.9)
Other reversals		6.8
Exchange adjustments	89.2	(22.1)
Ending balance, right-of-use assets	1,482.2	1,357.0	1,461.8
Lease liabilities, beginning balance	2,002.5	2,111.8
Additions	353.6	277.0
Interest expense related to lease liabilities	94.2	89.7
Disposals	(46.1)	(64.2)
Repayment of lease liabilities (including interest)	(385.6)	(390.6)
Exchange adjustments	143.6	(21.2)
Lease liabilities, ending balance	2,162.2	2,002.5	2,111.8
Plant and machinery
Disclosure Of Leases [Line Items]
Beginning balance, right-of-use assets	38.1	42.7
Additions	23.8	17.2
Transfers to net investment in subleases	0.0	0.0
Disposals	(0.8)	(1.3)
Depreciation of right-of-use assets	(16.9)	(18.2)
Impairment charges included within restructuring costs	(0.2)	(0.4)
Exchange adjustments	2.3	(1.9)
Ending balance, right-of-use assets	46.3	38.1	42.7
Lease liabilities, beginning balance	39.3	44.5
Additions	23.7	16.1
Interest expense related to lease liabilities	1.5	1.2
Disposals	(1.9)	(1.9)
Repayment of lease liabilities (including interest)	(16.4)	(18.5)
Exchange adjustments	2.2	(2.1)
Lease liabilities, ending balance	£ 48.4	£ 39.3	£ 44.5